Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	POWERSHARES EXCHANGE TRADED FUND TRUST
Prospectus Date		rr_ProspectusDate	Aug. 28, 2015
PowerShares Wilderhill Clean Energy Portfolio
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	PowerShares WilderHill Clean Energy Portfolio Summary Information
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The PowerShares WilderHill Clean Energy Portfolio (the “Fund”) seeks investment results that generally correspond (before fees and expenses) to the price and yield of the WilderHill Clean Energy Index (the “Underlying Index”).
Expense [Heading]		rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2016
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund’s in-kind creations and redemptions.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	48.00%
Expense Exchange Traded Fund Commissions [Text]		rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption in the first year and the Total Annual Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 90% of its total assets in common stocks of companies that comprise the Underlying Index. As of June 30, 2015, the Underlying Index was composed of the stocks of about 49 companies that are publicly traded in the United States and that are engaged in the business of the advancement of cleaner energy and conservation. Strictly in accordance with its guidelines and mandated procedures, WilderHill (the “Index Provider”) includes stocks in the Underlying Index based on its evaluation that such companies will substantially benefit from a societal transition toward the use of cleaner energy and conservation. At its discretion, the Index Provider reviews the Underlying Index’s component stocks quarterly or more often. The Fund generally invests in all of the securities comprising its Underlying Index in proportion to their weightings in the Underlying Index.

			Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration	Concentration Policy. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Index reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Risk [Heading]		rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

The Shares will change in value, and you could lose money by investing in the Fund. The Fund may not achieve its investment objective.

Clean Energy Industry Risk. Obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions can significantly affect the clean energy industry. In addition, intense competition and legislation resulting in more strict government regulations and enforcement policies and specific expenditures for cleanup efforts can significantly affect the clean energy industry. Risks associated with hazardous materials, fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations can significantly affect this industry. Also, supply and demand for specific products or services, the supply and demand for oil and gas, the price of oil and gas, production spending, government regulation, world events and economic conditions may affect this industry. Currently, certain valuation methods used to value companies involved in the alternative power and power technology sectors, particularly those companies that have not yet traded publicly, have not been in widespread use for a significant period of time. As a result, the use of these valuation methods may serve to increase further the volatility of certain alternative power and power technology company share prices.

Equity Risk. Equity risk is the risk that the value of equity securities, including common stocks, may fall due to both changes in general economic conditions that impact the market as a whole, as well as factors that directly relate to a specific company or its industry. Such general economic conditions include changes in interest rates, periods of market turbulence or instability, or general and prolonged periods of economic decline and cyclical change. It is possible that a drop in the stock market may depress the price of most or all of the common stocks that the Fund holds. In addition, equity risk includes the risk that investor sentiment toward particular industries will become negative. The value of a company’s common stock may fall solely because of factors, such as an increase in production costs, that negatively impact other companies in the same region, industry or sector of the market. A company’s common stock also may decline significantly in price over a short period of time due to factors specific to that company, including decisions made by its management or lower demand for the company’s products or services. For example, an adverse event, such as an unfavorable earnings report or the failure to make anticipated dividend payments, may depress the value of common stock.

Industry Concentration Risk. In following its methodology, the Underlying Index from time to time will be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Index concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, such industry or sector may be out of favor and underperform other industries or the market as a whole.

Semiconductors Industry Risk. Competitive pressures, intense competition, aggressive pricing, technological developments, changing demand, research and development costs, availability and price of components and product obsolescence can significantly affect the semiconductors industry.

Non-Correlation Risk. The Fund’s return may not match the return of the Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Underlying Index resulting from legal restrictions, costs or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Index are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund’s net asset value (“NAV”).

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

			Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.
Risk Lose Money [Text]		rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total return has varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total return has varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.InvescoPowerShares.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Returns—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund’s year-to-date total return for the six months ended June 30, 2015 was 3.45%.
Best Quarter	Worst Quarter
31.54% (1st Quarter 2006)	(41.88)% (4th Quarter 2008)

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2014
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
PowerShares Wilderhill Clean Energy Portfolio | PowerShares Wilderhill Clean Energy Portfolio
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.50%
Other Expenses		rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	0.72%
Fee Waivers and Expense Assumption	[1]	rr_FeeWaiverOrReimbursementOverAssets	0.02%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption		rr_NetExpensesOverAssets	0.70%
1 Year		rr_ExpenseExampleYear01	$ 72
3 Years		rr_ExpenseExampleYear03	228
5 Years		rr_ExpenseExampleYear05	399
10 Years		rr_ExpenseExampleYear10	$ 893
2006		rr_AnnualReturn2006	7.52%
2007		rr_AnnualReturn2007	59.52%
2008		rr_AnnualReturn2008	(69.09%)
2009		rr_AnnualReturn2009	29.01%
2010		rr_AnnualReturn2010	(5.62%)
2011		rr_AnnualReturn2011	(50.07%)
2012		rr_AnnualReturn2012	(16.87%)
2013		rr_AnnualReturn2013	59.83%
2014		rr_AnnualReturn2014	(15.29%)
Year to Date Return, Label		rr_YearToDateReturnLabel	The Fund’s year-to-date total return for the six months ended
Bar Chart, Year to Date Return, Date		rr_BarChartYearToDateReturnDate	Jun. 30, 2015
Bar Chart, Year to Date Return		rr_BarChartYearToDateReturn	3.45%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2006
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	31.54%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(41.88%)
1 Year		rr_AverageAnnualReturnYear01	(15.29%)
5 Years		rr_AverageAnnualReturnYear05	(11.91%)
Since Inception		rr_AverageAnnualReturnSinceInception	(9.48%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 03, 2005
PowerShares Wilderhill Clean Energy Portfolio | Return After Taxes on Distributions | PowerShares Wilderhill Clean Energy Portfolio
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(16.15%)
5 Years		rr_AverageAnnualReturnYear05	(12.49%)
Since Inception		rr_AverageAnnualReturnSinceInception	(9.79%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 03, 2005
PowerShares Wilderhill Clean Energy Portfolio | Return After Taxes on Distributions and Sale of Fund Shares | PowerShares Wilderhill Clean Energy Portfolio
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(8.50%)
5 Years		rr_AverageAnnualReturnYear05	(8.60%)
Since Inception		rr_AverageAnnualReturnSinceInception	(6.40%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 03, 2005
PowerShares Wilderhill Clean Energy Portfolio | WilderHill Clean Energy Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(16.94%)
5 Years		rr_AverageAnnualReturnYear05	(12.63%)
Since Inception		rr_AverageAnnualReturnSinceInception	(10.18%)
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 03, 2005
PowerShares Wilderhill Clean Energy Portfolio | NASDAQ Composite Index (Price Only) (reflects no deduction for fees, expenses or taxes, and reflects no dividends paid by the component companies of the index)
Risk/Return:		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.40%
5 Years		rr_AverageAnnualReturnYear05	15.85%
Since Inception		rr_AverageAnnualReturnSinceInception	8.85%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 03, 2005

[1]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, offering costs, sub-licensing fees, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2016, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the expenses were incurred, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.